Related Party Transactions (Details)	12 Months Ended
Mar. 31, 2019
Sun Jianjun [Member]
Related Party Transaction [Line Items]
Relationship with the Company	CEO of the Company.
Han Yu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Majority shareholder of the Company.
Hangzhou Tianqi Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Mr. Han Yu, Majority shareholder of the Company owns 27%.
Liao Xu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	CMO of the Company.
Yuan Qiang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	CTO of the Company
Mr. Sun Mang Yue [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Director, CEO and shareholder of the Company's subsidiary